Subsequent Events	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events
Subsequent Events.

Between April 1, 2018 and May 14, 2018, the Company issued 68,970,595 shares of common stock, of which 62,848,940 were for cash, 4,000,000 were for debt conversions, and 2,121,655 were for services rendered.

On April 5, 2018 the Company terminated its Executive Vice President, Lily Li.

On May 11, 2018 Jerry Grisaffi, the Company’s former Chairman of the Board, filed a countersuit in the Company’s lawsuit against Mr. Grisaffi and others, which is described in Note 15 – Legal Proceedings. In the counter suit, Mr. Grisaffi seeks repayment, in cash or stock, of two convertible notes payable plus accrued interest. Those are the same two notes the Company is seeking to void in its lawsuit against Mr Grisaffi. Mr. Grisaffi is also attempting to enforce his indemnification agreement with the Company, which the Company is also seeking to void in its suit. The Company has not yet responded to the countersuit.

Between January 1 and March 30, 2018, the Company issued 349,469,321 shares of common stock, including 168,805,244 for convertible notes payable conversions, 10,597,405 for director and employee compensation, 29,096,402 for option exercises, 5,821,256 for services rendered, and 135,149,014 for cash.

Between January 1 and March 30, 2018, the Company issued convertible notes payable in the amount of $300,000 and amended two notes payable to GHS in the aggregate amount of $500,000 to include a conversion feature of $.005. Holders of convertible notes payable converted $308,727 of outstanding principal during that same period.

On January 5, 2018 the Company entered into a $300,000 secured convertible promissory note with GHS. On January 9, 2018 the Company amended two $250,000 secured promissory notes payable with GHS to include a $.005 conversion feature.

On February 9, 2018 the Company received a notice of effectiveness from the Securities and Exchange Commission on its Registration Statement on Form S-1/A. The registration statement registered 250,000,000 shares of common stock for resale by GHS. Subsequent to the effective date, the Company sold 94,826,433 shares of stock to GHS in accordance with the EFA.